Offerings	Jan. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99843
Maximum Aggregate Offering Price	$ 998,430,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,859.63
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No.
333-277232
)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2055
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9933
Maximum Aggregate Offering Price	$ 496,650,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,037.12
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No.
333-277232
)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.